Fees Summary	Aug. 27, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	175,124.08	[1]
Total Transaction Valuation	1,143,854,241	[2]
Total Offset Amount	0
Net Fee	$ 175,124.08	[1]

[1]	Calculated at $153.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended.
[2]	Calculated as the aggregate maximum value of limited liability company interests (“Units”) of Ironwood Institutional Multi-Strategy Fund LLC (the “Company”) being purchased, based upon 20% of the net asset value of the Company as of July 31, 2025.